Offerings - Offering: 1	Dec. 13, 2024 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 13,017,393,377.07
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,992,962.93
Offering Note
(1)
Equals the Maximum Aggregate Offering Price as described in the Registration Statement on Form S-4, file number 333-283779, filed by Charter Communications, Inc. with the Securities and Exchange Commission on December 13, 2024.
(2)
Offset pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.